UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year Ended  September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number:  028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


 /s/ Richard E. Carlson           Hockessin, DE             November 14, 2008
------------------------     -----------------------     -----------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name
     ----------------------          -------------------------
      028-00030                       John W. Bristol & Co., Inc.
      028-04139                       Eaton Vance Management
      028-02588                       Klingenstein Fields & Co. LLC
      028-03877                       Fiduciary Trust Co. Intl.
      028-05814                       Baldwin Brothers Inc.
      028-02635                       Gardner, Russo & Gardner
      028-04558                       Parametric Portfolio Associates
      028-05621                       Santa Barbara Asset Management
      028-05395                       Select Equity Group Inc.
      028-00154                       Ruane, Cunnif & Goldfarb Inc.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:  $63,968
                                         (thousands)


List of Other Included Managers:    NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                      Brandywine Trust Company
                                                           As Of 9/30/2008

COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
ABBOTT LABS                   COM             002824100     2,705     46,975   SH           SOLE       NONE     46,975
ALLIANCE ONE INTL INC         COM             018772103       159     41,721   SH           SOLE       NONE     41,721
ALTRIA GROUP INC              COM             02209S103       552     27,814   SH           SOLE       NONE     27,814
BERKSHIRE HATHAWAY INC DEL    CL B            084670207       444        101   SH           SOLE       NONE        101
BP PLC                        SPONSORED ADR   055622104     1,456     29,025   SH           SOLE       NONE     29,025
CAMPBELL SOUP CO              COM             134429109    12,289    318,356   SH           SOLE       NONE    318,356
CHEVRON CORP NEW              COM             166764100       697      8,454   SH           SOLE       NONE      8,454
COCA COLA CO                  COM             191216100     1,049     19,840   SH           SOLE       NONE     19,840
COMCAST CORP NEW              CL A            20030N101       801     40,829   SH           SOLE       NONE     40,829
EXXON MOBIL CORP              COM             30231G102    12,786    164,641   SH           SOLE       NONE    164,641
GENERAL ELECTRIC CO           COM             369604103     2,045     80,188   SH           SOLE       NONE     80,188
HESS CORP                     COM             42809H107       246      3,000   SH           SOLE       NONE      3,000
IMCLONE SYS INC               COM             45245W109       624     10,000   SH           SOLE       NONE     10,000
JPMORGAN & CHASE & CO         COM             46625H100       287      6,135   SH           SOLE       NONE      6,135
KELLOGG CO                    COM             487836108     1,170     20,860   SH           SOLE       NONE     20,860
KRAFT FOODS INC               CL A            50075N104       630     19,247   SH           SOLE       NONE     19,247
MERRILL LYNCH & CO INC        COM             590188108     2,756    108,945   SH           SOLE       NONE    108,945
METROPCS COMMUNICATIONS INC   COM             591708102    12,947    925,440   SH           SOLE       NONE    925,440
PHILIP MORRIS INTL INC        COM             718172109     1,338     27,814   SH           SOLE       NONE     27,814
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206     1,085     18,384   SH           SOLE       NONE     18,384
TARGACEPT INC                 COM             87611R306       124     21,400   SH           SOLE       NONE     21,400
UNION PAC CORP                COM             907818108       427      6,000   SH           SOLE       NONE      6,000
UNIVERSAL CORP VA             COM             913456109       683     13,907   SH           SOLE       NONE     13,907
WELLS FARGO & CO NEW          COM             949746101     6,668    177,672   SH           SOLE       NONE    177,672






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